Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 7	$ 15	$ 2	$ 24	$ 11
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(702)	547	635	(884)	367
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(127)	(144)	(126)	(418)	(223)
Net of income tax (provision) recovery, unrealized gains (losses) on hedges of net foreign operations	14	103	(104)	(9)	(96)
Net of income tax (provision), net unrealized gains on fair value through OCI equity securities	(1)	0	0	(4)	0
Net of income tax (provision), net gains (losses) on remeasurement of pension and other employee future benefit plans	(40)	(17)	(19)	(22)	(19)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(42)	137	42	258	114
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains (losses) on fair value through OCI debt securities	$ (21)	$ (14)	$ 0	$ (134)	$ (55)